Consolidated Statements of Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020 [1]
Statement of comprehensive income [abstract]
Net (loss) income	$ (6,574,374)	$ 5,893,268
Items that may subsequently be reclassified to net income or loss:
Currency translation adjustment, net of tax of $nil	6,017,205	(2,141,799)
Other comprehensive income (loss), net of taxes	6,017,205	(2,141,799)
Attributable to:
Equity holders of the Company	5,971,491	(2,127,133)
Non-controlling interests	45,714	(14,666)
Other comprehensive loss, net of taxes	6,017,205	(2,141,799)
Total comprehensive (loss) income, net of taxes	(557,169)	3,751,469
Attributable to:
Equity holders of the Company	(594,949)	3,780,593
Non-controlling interests	37,780	(29,124)
Total comprehensive (loss) income, net of taxes	$ (557,169)	$ 3,751,469

[1]	Restated for change in presentation currency (note 2(c))